SCHEDULE III, REAL ESTATE AND ACCUMULATED DEPRECIATION, Real Estate and Accumulated Depreciation, by Property (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 [2]	Jul. 17, 2012 [2]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 1,258,570
Initial Cost to the Company [Abstract]
Land	138,799
Buildings and Improvements	1,428,335
Furniture, Fixtures and Equipment	59,509
Costs Capitalized Subsequent to Acquisition	12,286
Gross Amount Carried at Close of Period [Abstract]
Land	138,799
Buildings and Improvements	1,434,200
Furniture, Fixtures and Equipment	65,930
Total	1,638,929 [1]	$ 1,373,428	$ 164,360	$ 126,201
Accumulated Depreciation	(56,988)	$ (10,526)	$ (1,558)	$ 0
NBV	1,581,941
Federal income tax basis	1,660,000
Managed Properties [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	435,188
Initial Cost to the Company [Abstract]
Land	60,571
Buildings and Improvements	461,622
Furniture, Fixtures and Equipment	22,983
Costs Capitalized Subsequent to Acquisition	12,286
Gross Amount Carried at Close of Period [Abstract]
Land	60,571
Buildings and Improvements	467,487
Furniture, Fixtures and Equipment	29,404
Total	557,462
Accumulated Depreciation	(26,267)
NBV	531,195
Managed Properties [Member] | Desert Flower [Member] | Scottsdale, AZ [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	16,120
Initial Cost to the Company [Abstract]
Land	2,295
Buildings and Improvements	16,901
Furniture, Fixtures and Equipment	101
Costs Capitalized Subsequent to Acquisition	362
Gross Amount Carried at Close of Period [Abstract]
Land	2,295
Buildings and Improvements	17,147
Furniture, Fixtures and Equipment	217
Total	19,659
Accumulated Depreciation	(1,215)
NBV	$ 18,444
Year Constructed	1999
Year Renovated	2005
Year Acquired	2012
Managed Properties [Member] | Desert Flower [Member] | Scottsdale, AZ [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Desert Flower [Member] | Scottsdale, AZ [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Sun Oak [Member] | Citrus Heights, CA [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 3,363
Initial Cost to the Company [Abstract]
Land	821
Buildings and Improvements	3,145
Furniture, Fixtures and Equipment	59
Costs Capitalized Subsequent to Acquisition	68
Gross Amount Carried at Close of Period [Abstract]
Land	821
Buildings and Improvements	3,184
Furniture, Fixtures and Equipment	88
Total	4,093
Accumulated Depreciation	(255)
NBV	$ 3,838
Year Constructed	1997
Year Renovated	2011
Year Acquired	2012
Managed Properties [Member] | Sun Oak [Member] | Citrus Heights, CA [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Sun Oak [Member] | Citrus Heights, CA [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Orchard Park [Member] | Clovis, CA [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 15,086
Initial Cost to the Company [Abstract]
Land	1,126
Buildings and Improvements	16,889
Furniture, Fixtures and Equipment	45
Costs Capitalized Subsequent to Acquisition	241
Gross Amount Carried at Close of Period [Abstract]
Land	1,126
Buildings and Improvements	17,035
Furniture, Fixtures and Equipment	140
Total	18,301
Accumulated Depreciation	(1,157)
NBV	$ 17,144
Year Constructed	1998
Year Renovated	2007
Year Acquired	2012
Managed Properties [Member] | Orchard Park [Member] | Clovis, CA [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Orchard Park [Member] | Clovis, CA [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Sunshine Villa [Member] | Santa Cruz, CA [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 19,533
Initial Cost to the Company [Abstract]
Land	2,243
Buildings and Improvements	21,082
Furniture, Fixtures and Equipment	58
Costs Capitalized Subsequent to Acquisition	349
Gross Amount Carried at Close of Period [Abstract]
Land	2,243
Buildings and Improvements	21,264
Furniture, Fixtures and Equipment	225
Total	23,732
Accumulated Depreciation	(1,488)
NBV	$ 22,244
Year Constructed	1990
Year Acquired	2012
Managed Properties [Member] | Sunshine Villa [Member] | Santa Cruz, CA [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Sunshine Villa [Member] | Santa Cruz, CA [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Bradenton Oaks [Member] | Bradenton, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 10,049
Initial Cost to the Company [Abstract]
Land	1,161
Buildings and Improvements	9,207
Furniture, Fixtures and Equipment	748
Costs Capitalized Subsequent to Acquisition	461
Gross Amount Carried at Close of Period [Abstract]
Land	1,161
Buildings and Improvements	9,272
Furniture, Fixtures and Equipment	1,144
Total	11,577
Accumulated Depreciation	(612)
NBV	$ 10,965
Year Constructed	1973
Year Renovated	1988
Year Acquired	2013
Managed Properties [Member] | Bradenton Oaks [Member] | Bradenton, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Bradenton Oaks [Member] | Bradenton, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Summerfield [Member] | Bradenton, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 15,346
Initial Cost to the Company [Abstract]
Land	1,367
Buildings and Improvements	14,361
Furniture, Fixtures and Equipment	1,247
Costs Capitalized Subsequent to Acquisition	410
Gross Amount Carried at Close of Period [Abstract]
Land	1,367
Buildings and Improvements	14,444
Furniture, Fixtures and Equipment	1,574
Total	17,385
Accumulated Depreciation	(962)
NBV	$ 16,423
Year Constructed	1988
Year Acquired	2013
Managed Properties [Member] | Summerfield [Member] | Bradenton, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Summerfield [Member] | Bradenton, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Spring Oaks [Member] | Brooksville, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 5,620
Initial Cost to the Company [Abstract]
Land	700
Buildings and Improvements	5,078
Furniture, Fixtures and Equipment	439
Costs Capitalized Subsequent to Acquisition	176
Gross Amount Carried at Close of Period [Abstract]
Land	700
Buildings and Improvements	5,116
Furniture, Fixtures and Equipment	577
Total	6,393
Accumulated Depreciation	(365)
NBV	$ 6,028
Year Constructed	1988
Year Acquired	2013
Managed Properties [Member] | Spring Oaks [Member] | Brooksville, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Spring Oaks [Member] | Brooksville, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | The Grande [Member] | Brooksville, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 9,816
Initial Cost to the Company [Abstract]
Land	1,754
Buildings and Improvements	8,537
Furniture, Fixtures and Equipment	568
Costs Capitalized Subsequent to Acquisition	332
Gross Amount Carried at Close of Period [Abstract]
Land	1,754
Buildings and Improvements	8,681
Furniture, Fixtures and Equipment	756
Total	11,191
Accumulated Depreciation	(533)
NBV	$ 10,658
Year Constructed	1960
Year Renovated	2012
Year Acquired	2013
Managed Properties [Member] | The Grande [Member] | Brooksville, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | The Grande [Member] | Brooksville, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Barkley Place [Member] | Fort Myers, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 10,688
Initial Cost to the Company [Abstract]
Land	1,929
Buildings and Improvements	9,159
Furniture, Fixtures and Equipment	1,040
Costs Capitalized Subsequent to Acquisition	301
Gross Amount Carried at Close of Period [Abstract]
Land	1,929
Buildings and Improvements	9,320
Furniture, Fixtures and Equipment	1,180
Total	12,429
Accumulated Depreciation	(420)
NBV	$ 12,009
Year Constructed	1988
Year Acquired	2013
Managed Properties [Member] | Barkley Place [Member] | Fort Myers, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Barkley Place [Member] | Fort Myers, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Emerald Park [Member] | Hollywood, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 5,037
Initial Cost to the Company [Abstract]
Land	897
Buildings and Improvements	4,165
Furniture, Fixtures and Equipment	509
Costs Capitalized Subsequent to Acquisition	492
Gross Amount Carried at Close of Period [Abstract]
Land	897
Buildings and Improvements	4,329
Furniture, Fixtures and Equipment	837
Total	6,063
Accumulated Depreciation	(379)
NBV	$ 5,684
Year Constructed	1998
Year Acquired	2013
Managed Properties [Member] | Emerald Park [Member] | Hollywood, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Emerald Park [Member] | Hollywood, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | The Plaza at Pembroke [Member] | Hollywood, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 5,382
Initial Cost to the Company [Abstract]
Land	924
Buildings and Improvements	4,630
Furniture, Fixtures and Equipment	399
Costs Capitalized Subsequent to Acquisition	226
Gross Amount Carried at Close of Period [Abstract]
Land	924
Buildings and Improvements	4,677
Furniture, Fixtures and Equipment	578
Total	6,179
Accumulated Depreciation	(329)
NBV	$ 5,850
Year Constructed	1988
Year Renovated	2012
Year Acquired	2013
Managed Properties [Member] | The Plaza at Pembroke [Member] | Hollywood, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | The Plaza at Pembroke [Member] | Hollywood, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Balmoral [Member] | Lake Placid, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 5,930
Initial Cost to the Company [Abstract]
Land	1,173
Buildings and Improvements	4,548
Furniture, Fixtures and Equipment	838
Costs Capitalized Subsequent to Acquisition	174
Gross Amount Carried at Close of Period [Abstract]
Land	1,173
Buildings and Improvements	4,570
Furniture, Fixtures and Equipment	990
Total	6,733
Accumulated Depreciation	(457)
NBV	$ 6,276
Year Constructed	2007
Year Acquired	2013
Managed Properties [Member] | Balmoral [Member] | Lake Placid, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Balmoral [Member] | Lake Placid, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Lake Morton Plaza [Member] | Lakeland, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 8,930
Initial Cost to the Company [Abstract]
Land	1,098
Buildings and Improvements	14,707
Furniture, Fixtures and Equipment	918
Costs Capitalized Subsequent to Acquisition	225
Gross Amount Carried at Close of Period [Abstract]
Land	1,098
Buildings and Improvements	14,784
Furniture, Fixtures and Equipment	1,066
Total	16,948
Accumulated Depreciation	(833)
NBV	$ 16,115
Year Constructed	1984
Year Acquired	2013
Managed Properties [Member] | Lake Morton Plaza [Member] | Lakeland, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Lake Morton Plaza [Member] | Lakeland, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Bayside Terrace [Member] | Pinellas Park, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 10,610
Initial Cost to the Company [Abstract]
Land	1,407
Buildings and Improvements	9,481
Furniture, Fixtures and Equipment	849
Costs Capitalized Subsequent to Acquisition	346
Gross Amount Carried at Close of Period [Abstract]
Land	1,407
Buildings and Improvements	9,588
Furniture, Fixtures and Equipment	1,088
Total	12,083
Accumulated Depreciation	(652)
NBV	$ 11,431
Year Constructed	1986
Year Renovated	2007
Year Acquired	2013
Managed Properties [Member] | Bayside Terrace [Member] | Pinellas Park, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Bayside Terrace [Member] | Pinellas Park, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Royal Palm [Member] | Port Charlotte, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 14,250
Initial Cost to the Company [Abstract]
Land	2,019
Buildings and Improvements	13,697
Furniture, Fixtures and Equipment	1,371
Costs Capitalized Subsequent to Acquisition	731
Gross Amount Carried at Close of Period [Abstract]
Land	2,019
Buildings and Improvements	14,225
Furniture, Fixtures and Equipment	1,574
Total	17,818
Accumulated Depreciation	(917)
NBV	$ 16,901
Year Constructed	1985
Year Acquired	2013
Managed Properties [Member] | Royal Palm [Member] | Port Charlotte, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Royal Palm [Member] | Port Charlotte, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Village Place [Member] | Port Charlotte, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 9,263
Initial Cost to the Company [Abstract]
Land	1,064
Buildings and Improvements	8,503
Furniture, Fixtures and Equipment	680
Costs Capitalized Subsequent to Acquisition	252
Gross Amount Carried at Close of Period [Abstract]
Land	1,064
Buildings and Improvements	8,543
Furniture, Fixtures and Equipment	892
Total	10,499
Accumulated Depreciation	(560)
NBV	$ 9,939
Year Constructed	1998
Year Acquired	2013
Managed Properties [Member] | Village Place [Member] | Port Charlotte, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Village Place [Member] | Port Charlotte, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Renaissance [Member] | Sanford, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 5,457
Initial Cost to the Company [Abstract]
Land	1,390
Buildings and Improvements	8,900
Furniture, Fixtures and Equipment	630
Costs Capitalized Subsequent to Acquisition	218
Gross Amount Carried at Close of Period [Abstract]
Land	1,390
Buildings and Improvements	8,976
Furniture, Fixtures and Equipment	772
Total	11,138
Accumulated Depreciation	(557)
NBV	$ 10,581
Year Constructed	1984
Year Acquired	2013
Managed Properties [Member] | Renaissance [Member] | Sanford, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Renaissance [Member] | Sanford, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Forest Oaks [Member] | Spring Hill, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 7,315
Initial Cost to the Company [Abstract]
Land	786
Buildings and Improvements	5,614
Furniture, Fixtures and Equipment	530
Costs Capitalized Subsequent to Acquisition	101
Gross Amount Carried at Close of Period [Abstract]
Land	786
Buildings and Improvements	5,631
Furniture, Fixtures and Equipment	614
Total	7,031
Accumulated Depreciation	(398)
NBV	$ 6,633
Year Constructed	1988
Year Renovated	2006
Year Acquired	2013
Managed Properties [Member] | Forest Oaks [Member] | Spring Hill, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Forest Oaks [Member] | Spring Hill, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Sunset Lake Village [Member] | Venice, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 13,710
Initial Cost to the Company [Abstract]
Land	1,073
Buildings and Improvements	13,254
Furniture, Fixtures and Equipment	838
Costs Capitalized Subsequent to Acquisition	170
Gross Amount Carried at Close of Period [Abstract]
Land	1,073
Buildings and Improvements	13,288
Furniture, Fixtures and Equipment	974
Total	15,335
Accumulated Depreciation	(774)
NBV	$ 14,561
Year Constructed	1998
Year Acquired	2013
Managed Properties [Member] | Sunset Lake Village [Member] | Venice, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Sunset Lake Village [Member] | Venice, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Spring Haven [Member] | Winter Haven, FL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 18,882
Initial Cost to the Company [Abstract]
Land	3,446
Buildings and Improvements	21,524
Furniture, Fixtures and Equipment	1,477
Costs Capitalized Subsequent to Acquisition	489
Gross Amount Carried at Close of Period [Abstract]
Land	3,446
Buildings and Improvements	21,674
Furniture, Fixtures and Equipment	1,816
Total	26,936
Accumulated Depreciation	(1,293)
NBV	$ 25,643
Year Constructed	1984
Year Acquired	2013
Managed Properties [Member] | Spring Haven [Member] | Winter Haven, FL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Spring Haven [Member] | Winter Haven, FL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Willow Park [Member] | Boise, ID [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 12,583
Initial Cost to the Company [Abstract]
Land	1,456
Buildings and Improvements	13,548
Furniture, Fixtures and Equipment	58
Costs Capitalized Subsequent to Acquisition	173
Gross Amount Carried at Close of Period [Abstract]
Land	1,456
Buildings and Improvements	13,665
Furniture, Fixtures and Equipment	114
Total	15,235
Accumulated Depreciation	(977)
NBV	$ 14,258
Year Constructed	1997
Year Renovated	2011
Year Acquired	2012
Managed Properties [Member] | Willow Park [Member] | Boise, ID [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Willow Park [Member] | Boise, ID [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Ashford Court [Member] | Westland, MI [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 8,858
Initial Cost to the Company [Abstract]
Land	1,500
Buildings and Improvements	9,000
Furniture, Fixtures and Equipment	450
Costs Capitalized Subsequent to Acquisition	191
Gross Amount Carried at Close of Period [Abstract]
Land	1,500
Buildings and Improvements	9,128
Furniture, Fixtures and Equipment	513
Total	11,141
Accumulated Depreciation	(331)
NBV	$ 10,810
Year Constructed	1988
Years Renovated	1992, 1997
Year Acquired	2014
Managed Properties [Member] | Ashford Court [Member] | Westland, MI [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Ashford Court [Member] | Westland, MI [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | The Gardens [Member] | Ocean Springs, MS [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 0
Initial Cost to the Company [Abstract]
Land	850
Buildings and Improvements	7,034
Furniture, Fixtures and Equipment	460
Costs Capitalized Subsequent to Acquisition	130
Gross Amount Carried at Close of Period [Abstract]
Land	850
Buildings and Improvements	7,075
Furniture, Fixtures and Equipment	549
Total	8,474
Accumulated Depreciation	(83)
NBV	$ 8,391
Year Constructed	1999
Years Renovated	2004, 2013
Year Acquired	2014
Managed Properties [Member] | The Gardens [Member] | Ocean Springs, MS [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | The Gardens [Member] | Ocean Springs, MS [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Courtyards at Berne Village [Member] | New Bern, NC [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 14,191
Initial Cost to the Company [Abstract]
Land	1,657
Buildings and Improvements	12,892
Furniture, Fixtures and Equipment	1,148
Costs Capitalized Subsequent to Acquisition	261
Gross Amount Carried at Close of Period [Abstract]
Land	1,657
Buildings and Improvements	12,957
Furniture, Fixtures and Equipment	1,344
Total	15,958
Accumulated Depreciation	(871)
NBV	$ 15,087
Year Constructed	1985
Year Renovated	2004
Year Acquired	2013
Managed Properties [Member] | Courtyards at Berne Village [Member] | New Bern, NC [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Courtyards at Berne Village [Member] | New Bern, NC [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Kirkwood Corners [Member] | Lee, NH [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 2,191
Initial Cost to the Company [Abstract]
Land	577
Buildings and Improvements	1,847
Furniture, Fixtures and Equipment	124
Costs Capitalized Subsequent to Acquisition	129
Gross Amount Carried at Close of Period [Abstract]
Land	577
Buildings and Improvements	1,901
Furniture, Fixtures and Equipment	199
Total	2,677
Accumulated Depreciation	(59)
NBV	$ 2,618
Year Constructed	1996
Year Acquired	2014
Managed Properties [Member] | Kirkwood Corners [Member] | Lee, NH [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Kirkwood Corners [Member] | Lee, NH [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Pines of New Market [Member] | Newmarket, NH [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 5,040
Initial Cost to the Company [Abstract]
Land	628
Buildings and Improvements	4,879
Furniture, Fixtures and Equipment	353
Costs Capitalized Subsequent to Acquisition	122
Gross Amount Carried at Close of Period [Abstract]
Land	628
Buildings and Improvements	4,971
Furniture, Fixtures and Equipment	383
Total	5,982
Accumulated Depreciation	(134)
NBV	$ 5,848
Year Constructed	1999
Year Acquired	2014
Managed Properties [Member] | Pines of New Market [Member] | Newmarket, NH [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Pines of New Market [Member] | Newmarket, NH [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Pine Rock Manor [Member] | Warner, NH [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 8,375
Initial Cost to the Company [Abstract]
Land	780
Buildings and Improvements	8,580
Furniture, Fixtures and Equipment	378
Costs Capitalized Subsequent to Acquisition	165
Gross Amount Carried at Close of Period [Abstract]
Land	780
Buildings and Improvements	8,665
Furniture, Fixtures and Equipment	458
Total	9,903
Accumulated Depreciation	(217)
NBV	$ 9,686
Year Constructed	1994
Year Acquired	2014
Managed Properties [Member] | Pine Rock Manor [Member] | Warner, NH [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Pine Rock Manor [Member] | Warner, NH [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Manor at Woodside [Member] | Poughkeepsie, NY [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 14,100
Initial Cost to the Company [Abstract]
Land	0
Buildings and Improvements	12,130
Furniture, Fixtures and Equipment	670
Costs Capitalized Subsequent to Acquisition	485
Gross Amount Carried at Close of Period [Abstract]
Land	0
Buildings and Improvements	12,539
Furniture, Fixtures and Equipment	746
Total	13,285
Accumulated Depreciation	(734)
NBV	$ 12,551
Year Constructed	2001
Year Acquired	2013
Managed Properties [Member] | Manor at Woodside [Member] | Poughkeepsie, NY [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Manor at Woodside [Member] | Poughkeepsie, NY [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Regent Court [Member] | Corvallis, OR [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 5,034
Initial Cost to the Company [Abstract]
Land	1,044
Buildings and Improvements	4,974
Furniture, Fixtures and Equipment	8
Costs Capitalized Subsequent to Acquisition	133
Gross Amount Carried at Close of Period [Abstract]
Land	1,044
Buildings and Improvements	5,049
Furniture, Fixtures and Equipment	66
Total	6,159
Accumulated Depreciation	(365)
NBV	$ 5,794
Year Constructed	1999
Year Acquired	2012
Managed Properties [Member] | Regent Court [Member] | Corvallis, OR [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Regent Court [Member] | Corvallis, OR [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Sheldon Park [Member] | Eugene, OR [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 18,113
Initial Cost to the Company [Abstract]
Land	929
Buildings and Improvements	20,662
Furniture, Fixtures and Equipment	91
Costs Capitalized Subsequent to Acquisition	188
Gross Amount Carried at Close of Period [Abstract]
Land	929
Buildings and Improvements	20,816
Furniture, Fixtures and Equipment	125
Total	21,870
Accumulated Depreciation	(1,446)
NBV	$ 20,424
Year Constructed	1998
Year Acquired	2012
Managed Properties [Member] | Sheldon Park [Member] | Eugene, OR [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Sheldon Park [Member] | Eugene, OR [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Glen Riddle [Member] | Media, PA [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 16,875
Initial Cost to the Company [Abstract]
Land	1,931
Buildings and Improvements	16,169
Furniture, Fixtures and Equipment	870
Costs Capitalized Subsequent to Acquisition	267
Gross Amount Carried at Close of Period [Abstract]
Land	1,931
Buildings and Improvements	16,316
Furniture, Fixtures and Equipment	990
Total	19,237
Accumulated Depreciation	(866)
NBV	$ 18,371
Year Constructed	1995
Year Acquired	2013
Managed Properties [Member] | Glen Riddle [Member] | Media, PA [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Glen Riddle [Member] | Media, PA [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Schenley Gardens [Member] | Pittsburgh, PA [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 8,250
Initial Cost to the Company [Abstract]
Land	3,227
Buildings and Improvements	11,521
Furniture, Fixtures and Equipment	410
Costs Capitalized Subsequent to Acquisition	447
Gross Amount Carried at Close of Period [Abstract]
Land	3,227
Buildings and Improvements	11,768
Furniture, Fixtures and Equipment	610
Total	15,605
Accumulated Depreciation	(585)
NBV	$ 15,020
Year Constructed	1996
Year Acquired	2013
Managed Properties [Member] | Schenley Gardens [Member] | Pittsburgh, PA [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Schenley Gardens [Member] | Pittsburgh, PA [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Raintree [Member] | Knoxville, TN [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 7,637
Initial Cost to the Company [Abstract]
Land	643
Buildings and Improvements	8,642
Furniture, Fixtures and Equipment	490
Costs Capitalized Subsequent to Acquisition	106
Gross Amount Carried at Close of Period [Abstract]
Land	643
Buildings and Improvements	8,673
Furniture, Fixtures and Equipment	565
Total	9,881
Accumulated Depreciation	(101)
NBV	$ 9,780
Year Constructed	2012
Year Acquired	2014
Managed Properties [Member] | Raintree [Member] | Knoxville, TN [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Raintree [Member] | Knoxville, TN [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Powell [Member] | Powell, TN [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 5,901
Initial Cost to the Company [Abstract]
Land	761
Buildings and Improvements	6,482
Furniture, Fixtures and Equipment	310
Costs Capitalized Subsequent to Acquisition	60
Gross Amount Carried at Close of Period [Abstract]
Land	761
Buildings and Improvements	6,489
Furniture, Fixtures and Equipment	363
Total	7,613
Accumulated Depreciation	(62)
NBV	$ 7,551
Year Constructed	2013
Year Acquired	2014
Managed Properties [Member] | Powell [Member] | Powell, TN [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Powell [Member] | Powell, TN [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Windsor [Member] | Dallas, TX [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 33,750
Initial Cost to the Company [Abstract]
Land	5,580
Buildings and Improvements	31,306
Furniture, Fixtures and Equipment	1,250
Costs Capitalized Subsequent to Acquisition	151
Gross Amount Carried at Close of Period [Abstract]
Land	5,580
Buildings and Improvements	31,404
Furniture, Fixtures and Equipment	1,303
Total	38,287
Accumulated Depreciation	(355)
NBV	$ 37,932
Year Constructed	1972
Year Renovated	2009
Year Acquired	2014
Managed Properties [Member] | Windsor [Member] | Dallas, TX [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Windsor [Member] | Dallas, TX [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Courtyards [Member] | Fort Worth, TX [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 16,101
Initial Cost to the Company [Abstract]
Land	2,140
Buildings and Improvements	16,671
Furniture, Fixtures and Equipment	672
Costs Capitalized Subsequent to Acquisition	396
Gross Amount Carried at Close of Period [Abstract]
Land	2,140
Buildings and Improvements	16,927
Furniture, Fixtures and Equipment	812
Total	19,879
Accumulated Depreciation	(1,535)
NBV	$ 18,344
Year Constructed	1986
Year Acquired	2012
Managed Properties [Member] | Courtyards [Member] | Fort Worth, TX [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Courtyards [Member] | Fort Worth, TX [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Heritage Place [Member] | Bountiful, UT [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 8,806
Initial Cost to the Company [Abstract]
Land	570
Buildings and Improvements	9,558
Furniture, Fixtures and Equipment	50
Costs Capitalized Subsequent to Acquisition	887
Gross Amount Carried at Close of Period [Abstract]
Land	570
Buildings and Improvements	10,030
Furniture, Fixtures and Equipment	465
Total	11,065
Accumulated Depreciation	(708)
NBV	$ 10,357
Year Constructed	1978
Year Renovated	2000
Year Acquired	2012
Managed Properties [Member] | Heritage Place [Member] | Bountiful, UT [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Heritage Place [Member] | Bountiful, UT [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Canyon Creek [Member] | Cottonwood Heights, UT [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 14,915
Initial Cost to the Company [Abstract]
Land	1,488
Buildings and Improvements	16,308
Furniture, Fixtures and Equipment	58
Costs Capitalized Subsequent to Acquisition	301
Gross Amount Carried at Close of Period [Abstract]
Land	1,488
Buildings and Improvements	16,454
Furniture, Fixtures and Equipment	213
Total	18,155
Accumulated Depreciation	(1,159)
NBV	$ 16,996
Year Constructed	2001
Year Acquired	2012
Managed Properties [Member] | Canyon Creek [Member] | Cottonwood Heights, UT [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Canyon Creek [Member] | Cottonwood Heights, UT [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Chateau Brickyard [Member] | Salt Lake City, UT [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 3,471
Initial Cost to the Company [Abstract]
Land	700
Buildings and Improvements	3,297
Furniture, Fixtures and Equipment	15
Costs Capitalized Subsequent to Acquisition	618
Gross Amount Carried at Close of Period [Abstract]
Land	700
Buildings and Improvements	3,691
Furniture, Fixtures and Equipment	239
Total	4,630
Accumulated Depreciation	(279)
NBV	$ 4,351
Year Constructed	1984
Year Renovated	2007
Year Acquired	2012
Managed Properties [Member] | Chateau Brickyard [Member] | Salt Lake City, UT [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Chateau Brickyard [Member] | Salt Lake City, UT [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Golden Living [Member] | Taylorsville, UT [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 3,699
Initial Cost to the Company [Abstract]
Land	1,111
Buildings and Improvements	3,126
Furniture, Fixtures and Equipment	39
Costs Capitalized Subsequent to Acquisition	441
Gross Amount Carried at Close of Period [Abstract]
Land	1,111
Buildings and Improvements	3,354
Furniture, Fixtures and Equipment	252
Total	4,717
Accumulated Depreciation	(313)
NBV	$ 4,404
Year Constructed	1976
Year Renovated	1994
Year Acquired	2012
Managed Properties [Member] | Golden Living [Member] | Taylorsville, UT [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Golden Living [Member] | Taylorsville, UT [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Heritage Oaks [Member] | Richmond, VA [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 8,775
Initial Cost to the Company [Abstract]
Land	1,630
Buildings and Improvements	9,570
Furniture, Fixtures and Equipment	705
Costs Capitalized Subsequent to Acquisition	329
Gross Amount Carried at Close of Period [Abstract]
Land	1,630
Buildings and Improvements	9,759
Furniture, Fixtures and Equipment	845
Total	12,234
Accumulated Depreciation	(523)
NBV	$ 11,711
Year Constructed	1987
Year Acquired	2013
Managed Properties [Member] | Heritage Oaks [Member] | Richmond, VA [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Heritage Oaks [Member] | Richmond, VA [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Grandview [Member] | Peoria, IL [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 0
Initial Cost to the Company [Abstract]
Land	1,640
Buildings and Improvements	12,289
Furniture, Fixtures and Equipment	280
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,640
Buildings and Improvements	12,289
Furniture, Fixtures and Equipment	280
Total	14,209
Accumulated Depreciation	(33)
NBV	$ 14,176
Year Constructed	2014
Year Acquired	2014
Managed Properties [Member] | Grandview [Member] | Peoria, IL [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Grandview [Member] | Peoria, IL [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Managed Properties [Member] | Lamplight [Member] | Dayton, OH [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 8,136
Initial Cost to the Company [Abstract]
Land	1,056
Buildings and Improvements	7,755
Furniture, Fixtures and Equipment	750
Costs Capitalized Subsequent to Acquisition	182
Gross Amount Carried at Close of Period [Abstract]
Land	1,056
Buildings and Improvements	7,819
Furniture, Fixtures and Equipment	868
Total	9,743
Accumulated Depreciation	(375)
NBV	$ 9,368
Year Constructed	1994
Year Acquired	2014
Managed Properties [Member] | Lamplight [Member] | Dayton, OH [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Managed Properties [Member] | Lamplight [Member] | Dayton, OH [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 823,382
Initial Cost to the Company [Abstract]
Land	78,228
Buildings and Improvements	966,713
Furniture, Fixtures and Equipment	36,526
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	78,228
Buildings and Improvements	966,713
Furniture, Fixtures and Equipment	36,526
Total	1,081,467
Accumulated Depreciation	(30,721)
NBV	1,050,746
Triple Net Lease [Member] | Vista de la Montana [Member] | Surprise, AZ [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	9,667
Initial Cost to the Company [Abstract]
Land	1,131
Buildings and Improvements	11,077
Furniture, Fixtures and Equipment	635
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,131
Buildings and Improvements	11,077
Furniture, Fixtures and Equipment	635
Total	12,843
Accumulated Depreciation	(425)
NBV	$ 12,418
Year Constructed	1998
Year Acquired	2013
Triple Net Lease [Member] | Vista de la Montana [Member] | Surprise, AZ [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Vista de la Montana [Member] | Surprise, AZ [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | The Westmont [Member] | Santa Clara, CA [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 14,152
Initial Cost to the Company [Abstract]
Land	0
Buildings and Improvements	18,049
Furniture, Fixtures and Equipment	754
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	0
Buildings and Improvements	18,049
Furniture, Fixtures and Equipment	754
Total	18,803
Accumulated Depreciation	(643)
NBV	$ 18,160
Year Constructed	1991
Year Acquired	2013
Triple Net Lease [Member] | The Westmont [Member] | Santa Clara, CA [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | The Westmont [Member] | Santa Clara, CA [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Simi Hills [Member] | Simi Valley, CA [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 19,673
Initial Cost to the Company [Abstract]
Land	3,209
Buildings and Improvements	21,999
Furniture, Fixtures and Equipment	730
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	3,209
Buildings and Improvements	21,999
Furniture, Fixtures and Equipment	730
Total	25,938
Accumulated Depreciation	(725)
NBV	$ 25,213
Year Constructed	2006
Year Acquired	2013
Triple Net Lease [Member] | Simi Hills [Member] | Simi Valley, CA [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Simi Hills [Member] | Simi Valley, CA [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Parkwood Estates [Member] | Fort Collins, CO [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 14,653
Initial Cost to the Company [Abstract]
Land	638
Buildings and Improvements	18,055
Furniture, Fixtures and Equipment	627
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	638
Buildings and Improvements	18,055
Furniture, Fixtures and Equipment	627
Total	19,320
Accumulated Depreciation	(598)
NBV	$ 18,722
Year Constructed	1987
Year Acquired	2013
Triple Net Lease [Member] | Parkwood Estates [Member] | Fort Collins, CO [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Parkwood Estates [Member] | Fort Collins, CO [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Greeley Place [Member] | Greeley, CO [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 11,143
Initial Cost to the Company [Abstract]
Land	237
Buildings and Improvements	13,859
Furniture, Fixtures and Equipment	596
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	237
Buildings and Improvements	13,859
Furniture, Fixtures and Equipment	596
Total	14,692
Accumulated Depreciation	(482)
NBV	$ 14,210
Year Constructed	1986
Year Acquired	2013
Triple Net Lease [Member] | Greeley Place [Member] | Greeley, CO [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Greeley Place [Member] | Greeley, CO [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Courtyard at Lakewood [Member] | Lakewood, CO [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 12,041
Initial Cost to the Company [Abstract]
Land	1,327
Buildings and Improvements	14,198
Furniture, Fixtures and Equipment	350
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,327
Buildings and Improvements	14,198
Furniture, Fixtures and Equipment	350
Total	15,875
Accumulated Depreciation	(453)
NBV	$ 15,422
Year Constructed	1992
Year Acquired	2013
Triple Net Lease [Member] | Courtyard at Lakewood [Member] | Lakewood, CO [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Courtyard at Lakewood [Member] | Lakewood, CO [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Pueblo Regent [Member] | Pueblo, CO [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 11,006
Initial Cost to the Company [Abstract]
Land	446
Buildings and Improvements	13,800
Furniture, Fixtures and Equipment	377
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	446
Buildings and Improvements	13,800
Furniture, Fixtures and Equipment	377
Total	14,623
Accumulated Depreciation	(433)
NBV	$ 14,190
Year Constructed	1985
Year Acquired	2013
Triple Net Lease [Member] | Pueblo Regent [Member] | Pueblo, CO [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Pueblo Regent [Member] | Pueblo, CO [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Village Gate [Member] | Farmington, CT [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 20,407
Initial Cost to the Company [Abstract]
Land	3,591
Buildings and Improvements	23,254
Furniture, Fixtures and Equipment	268
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	3,591
Buildings and Improvements	23,254
Furniture, Fixtures and Equipment	268
Total	27,113
Accumulated Depreciation	(652)
NBV	$ 26,461
Year Constructed	1989
Year Acquired	2013
Triple Net Lease [Member] | Village Gate [Member] | Farmington, CT [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Village Gate [Member] | Farmington, CT [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Lodge at Cold Spring [Member] | Rocky Hill, CT [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 19,879
Initial Cost to the Company [Abstract]
Land	0
Buildings and Improvements	25,807
Furniture, Fixtures and Equipment	605
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	0
Buildings and Improvements	25,807
Furniture, Fixtures and Equipment	605
Total	26,412
Accumulated Depreciation	(796)
NBV	$ 25,616
Year Constructed	1998
Year Acquired	2013
Triple Net Lease [Member] | Lodge at Cold Spring [Member] | Rocky Hill, CT [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Lodge at Cold Spring [Member] | Rocky Hill, CT [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Regency Residence [Member] | Port Richey, FL [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 12,105
Initial Cost to the Company [Abstract]
Land	1,100
Buildings and Improvements	14,088
Furniture, Fixtures and Equipment	771
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,100
Buildings and Improvements	14,088
Furniture, Fixtures and Equipment	771
Total	15,959
Accumulated Depreciation	(522)
NBV	$ 15,437
Year Constructed	1987
Year Acquired	2013
Triple Net Lease [Member] | Regency Residence [Member] | Port Richey, FL [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Regency Residence [Member] | Port Richey, FL [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Desoto Beach Club [Member] | Sarasota, FL [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 19,175
Initial Cost to the Company [Abstract]
Land	668
Buildings and Improvements	23,944
Furniture, Fixtures and Equipment	669
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	668
Buildings and Improvements	23,944
Furniture, Fixtures and Equipment	669
Total	25,281
Accumulated Depreciation	(765)
NBV	$ 24,516
Year Constructed	2005
Year Acquired	2013
Triple Net Lease [Member] | Desoto Beach Club [Member] | Sarasota, FL [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Desoto Beach Club [Member] | Sarasota, FL [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Cherry Laurel [Member] | Tallahassee, FL [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 16,857
Initial Cost to the Company [Abstract]
Land	1,100
Buildings and Improvements	20,457
Furniture, Fixtures and Equipment	669
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,100
Buildings and Improvements	20,457
Furniture, Fixtures and Equipment	669
Total	22,226
Accumulated Depreciation	(679)
NBV	$ 21,547
Year Constructed	2001
Year Acquired	2013
Triple Net Lease [Member] | Cherry Laurel [Member] | Tallahassee, FL [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Cherry Laurel [Member] | Tallahassee, FL [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Palmer Hills [Member] | Bettendorf, IA [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 9,658
Initial Cost to the Company [Abstract]
Land	1,488
Buildings and Improvements	10,878
Furniture, Fixtures and Equipment	466
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,488
Buildings and Improvements	10,878
Furniture, Fixtures and Equipment	466
Total	12,832
Accumulated Depreciation	(378)
NBV	$ 12,454
Year Constructed	1990
Year Acquired	2013
Triple Net Lease [Member] | Palmer Hills [Member] | Bettendorf, IA [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Palmer Hills [Member] | Bettendorf, IA [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Illahee Hills [Member] | Urbandale, IA [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 9,898
Initial Cost to the Company [Abstract]
Land	694
Buildings and Improvements	11,980
Furniture, Fixtures and Equipment	476
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	694
Buildings and Improvements	11,980
Furniture, Fixtures and Equipment	476
Total	13,150
Accumulated Depreciation	(415)
NBV	$ 12,735
Year Constructed	1995
Year Acquired	2013
Triple Net Lease [Member] | Illahee Hills [Member] | Urbandale, IA [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Illahee Hills [Member] | Urbandale, IA [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Blair House [Member] | Normal, IL [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 11,721
Initial Cost to the Company [Abstract]
Land	329
Buildings and Improvements	14,498
Furniture, Fixtures and Equipment	627
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	329
Buildings and Improvements	14,498
Furniture, Fixtures and Equipment	627
Total	15,454
Accumulated Depreciation	(512)
NBV	$ 14,942
Year Constructed	1989
Year Acquired	2013
Triple Net Lease [Member] | Blair House [Member] | Normal, IL [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Blair House [Member] | Normal, IL [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Thornton Place [Member] | Topeka, KS [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 11,649
Initial Cost to the Company [Abstract]
Land	327
Buildings and Improvements	14,415
Furniture, Fixtures and Equipment	734
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	327
Buildings and Improvements	14,415
Furniture, Fixtures and Equipment	734
Total	15,476
Accumulated Depreciation	(530)
NBV	$ 14,946
Year Constructed	1998
Year Acquired	2013
Triple Net Lease [Member] | Thornton Place [Member] | Topeka, KS [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Thornton Place [Member] | Topeka, KS [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Grasslands Estates [Member] | Wichita, KS [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 14,559
Initial Cost to the Company [Abstract]
Land	504
Buildings and Improvements	17,888
Furniture, Fixtures and Equipment	802
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	504
Buildings and Improvements	17,888
Furniture, Fixtures and Equipment	802
Total	19,194
Accumulated Depreciation	(635)
NBV	$ 18,559
Year Constructed	2001
Year Acquired	2013
Triple Net Lease [Member] | Grasslands Estates [Member] | Wichita, KS [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Grasslands Estates [Member] | Wichita, KS [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Jackson Oaks [Member] | Paducah, KY [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 15,417
Initial Cost to the Company [Abstract]
Land	267
Buildings and Improvements	19,195
Furniture, Fixtures and Equipment	864
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	267
Buildings and Improvements	19,195
Furniture, Fixtures and Equipment	864
Total	20,326
Accumulated Depreciation	(681)
NBV	$ 19,645
Year Constructed	2004
Year Acquired	2013
Triple Net Lease [Member] | Jackson Oaks [Member] | Paducah, KY [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Jackson Oaks [Member] | Paducah, KY [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Summerfield Estates [Member] | Shreveport, LA [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 4,765
Initial Cost to the Company [Abstract]
Land	524
Buildings and Improvements	5,584
Furniture, Fixtures and Equipment	175
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	524
Buildings and Improvements	5,584
Furniture, Fixtures and Equipment	175
Total	6,283
Accumulated Depreciation	(180)
NBV	$ 6,103
Year Constructed	1988
Year Acquired	2013
Triple Net Lease [Member] | Summerfield Estates [Member] | Shreveport, LA [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Summerfield Estates [Member] | Shreveport, LA [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Blue Water Lodge [Member] | Fort Gratiot, MI [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 12,840
Initial Cost to the Company [Abstract]
Land	62
Buildings and Improvements	16,034
Furniture, Fixtures and Equipment	833
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	62
Buildings and Improvements	16,034
Furniture, Fixtures and Equipment	833
Total	16,929
Accumulated Depreciation	(599)
NBV	$ 16,330
Year Constructed	2001
Year Acquired	2013
Triple Net Lease [Member] | Blue Water Lodge [Member] | Fort Gratiot, MI [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Blue Water Lodge [Member] | Fort Gratiot, MI [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Briarcrest Estates [Member] | Ballwin, MO [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 13,872
Initial Cost to the Company [Abstract]
Land	1,255
Buildings and Improvements	16,509
Furniture, Fixtures and Equipment	525
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,255
Buildings and Improvements	16,509
Furniture, Fixtures and Equipment	525
Total	18,289
Accumulated Depreciation	(539)
NBV	$ 17,750
Year Constructed	1990
Year Acquired	2013
Triple Net Lease [Member] | Briarcrest Estates [Member] | Ballwin, MO [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Briarcrest Estates [Member] | Ballwin, MO [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Country Squire [Member] | St Joseph, MO [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 13,534
Initial Cost to the Company [Abstract]
Land	864
Buildings and Improvements	16,353
Furniture, Fixtures and Equipment	627
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	864
Buildings and Improvements	16,353
Furniture, Fixtures and Equipment	627
Total	17,844
Accumulated Depreciation	(561)
NBV	$ 17,283
Year Constructed	1990
Year Acquired	2013
Triple Net Lease [Member] | Country Squire [Member] | St Joseph, MO [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Country Squire [Member] | St Joseph, MO [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Orchid Terrace [Member] | St Louis, MO [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 21,473
Initial Cost to the Company [Abstract]
Land	1,061
Buildings and Improvements	26,636
Furniture, Fixtures and Equipment	833
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,061
Buildings and Improvements	26,636
Furniture, Fixtures and Equipment	833
Total	28,530
Accumulated Depreciation	(864)
NBV	$ 27,666
Year Constructed	2006
Year Acquired	2013
Triple Net Lease [Member] | Orchid Terrace [Member] | St Louis, MO [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Orchid Terrace [Member] | St Louis, MO [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Chateau Ridgeland [Member] | Ridgeland, MS [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 6,658
Initial Cost to the Company [Abstract]
Land	967
Buildings and Improvements	7,277
Furniture, Fixtures and Equipment	535
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	967
Buildings and Improvements	7,277
Furniture, Fixtures and Equipment	535
Total	8,779
Accumulated Depreciation	(307)
NBV	$ 8,472
Year Constructed	1986
Year Acquired	2013
Triple Net Lease [Member] | Chateau Ridgeland [Member] | Ridgeland, MS [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Chateau Ridgeland [Member] | Ridgeland, MS [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Grizzly Peak [Member] | Missoula, MT [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 13,208
Initial Cost to the Company [Abstract]
Land	309
Buildings and Improvements	16,447
Furniture, Fixtures and Equipment	658
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	309
Buildings and Improvements	16,447
Furniture, Fixtures and Equipment	658
Total	17,414
Accumulated Depreciation	(563)
NBV	$ 16,851
Year Constructed	1997
Year Acquired	2013
Triple Net Lease [Member] | Grizzly Peak [Member] | Missoula, MT [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Grizzly Peak [Member] | Missoula, MT [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Jordan Oaks [Member] | Cary, NC [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 17,856
Initial Cost to the Company [Abstract]
Land	2,103
Buildings and Improvements	20,847
Furniture, Fixtures and Equipment	774
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	2,103
Buildings and Improvements	20,847
Furniture, Fixtures and Equipment	774
Total	23,724
Accumulated Depreciation	(706)
NBV	$ 23,018
Year Constructed	2003
Year Acquired	2013
Triple Net Lease [Member] | Jordan Oaks [Member] | Cary, NC [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Jordan Oaks [Member] | Cary, NC [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Durham Regent [Member] | Durham, NC [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 19,430
Initial Cost to the Company [Abstract]
Land	1,061
Buildings and Improvements	24,149
Furniture, Fixtures and Equipment	605
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,061
Buildings and Improvements	24,149
Furniture, Fixtures and Equipment	605
Total	25,815
Accumulated Depreciation	(753)
NBV	$ 25,062
Year Constructed	1989
Year Acquired	2013
Triple Net Lease [Member] | Durham Regent [Member] | Durham, NC [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Durham Regent [Member] | Durham, NC [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Sky Peaks [Member] | Reno, NV [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 16,152
Initial Cost to the Company [Abstract]
Land	1,061
Buildings and Improvements	19,793
Furniture, Fixtures and Equipment	605
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,061
Buildings and Improvements	19,793
Furniture, Fixtures and Equipment	605
Total	21,459
Accumulated Depreciation	(652)
NBV	$ 20,807
Year Constructed	2002
Year Acquired	2013
Triple Net Lease [Member] | Sky Peaks [Member] | Reno, NV [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Sky Peaks [Member] | Reno, NV [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Maple Downs [Member] | Fayetteville, NY [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 20,559
Initial Cost to the Company [Abstract]
Land	782
Buildings and Improvements	25,656
Furniture, Fixtures and Equipment	668
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	782
Buildings and Improvements	25,656
Furniture, Fixtures and Equipment	668
Total	27,106
Accumulated Depreciation	(804)
NBV	$ 26,302
Year Constructed	2003
Year Acquired	2013
Triple Net Lease [Member] | Maple Downs [Member] | Fayetteville, NY [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Maple Downs [Member] | Fayetteville, NY [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Fleming Point [Member] | Greece, NY [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 16,695
Initial Cost to the Company [Abstract]
Land	699
Buildings and Improvements	20,644
Furniture, Fixtures and Equipment	668
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	699
Buildings and Improvements	20,644
Furniture, Fixtures and Equipment	668
Total	22,011
Accumulated Depreciation	(676)
NBV	$ 21,335
Year Constructed	2004
Year Acquired	2013
Triple Net Lease [Member] | Fleming Point [Member] | Greece, NY [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Fleming Point [Member] | Greece, NY [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Stoneybrook Lodge [Member] | Corvallis, OR [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 15,552
Initial Cost to the Company [Abstract]
Land	1,543
Buildings and Improvements	18,119
Furniture, Fixtures and Equipment	843
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,543
Buildings and Improvements	18,119
Furniture, Fixtures and Equipment	843
Total	20,505
Accumulated Depreciation	(650)
NBV	$ 19,855
Year Constructed	1999
Year Acquired	2013
Triple Net Lease [Member] | Stoneybrook Lodge [Member] | Corvallis, OR [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Stoneybrook Lodge [Member] | Corvallis, OR [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | The Regent [Member] | Corvallis, OR [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 6,818
Initial Cost to the Company [Abstract]
Land	1,111
Buildings and Improvements	7,720
Furniture, Fixtures and Equipment	228
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,111
Buildings and Improvements	7,720
Furniture, Fixtures and Equipment	228
Total	9,059
Accumulated Depreciation	(245)
NBV	$ 8,814
Year Constructed	1983
Year Acquired	2013
Triple Net Lease [Member] | The Regent [Member] | Corvallis, OR [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | The Regent [Member] | Corvallis, OR [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Sheldon Oaks [Member] | Eugene, OR [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 14,776
Initial Cost to the Company [Abstract]
Land	1,577
Buildings and Improvements	17,380
Furniture, Fixtures and Equipment	675
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,577
Buildings and Improvements	17,380
Furniture, Fixtures and Equipment	675
Total	19,632
Accumulated Depreciation	(598)
NBV	$ 19,034
Year Constructed	1995
Year Acquired	2013
Triple Net Lease [Member] | Sheldon Oaks [Member] | Eugene, OR [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Sheldon Oaks [Member] | Eugene, OR [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Rock Creek [Member] | Hillsboro, OR [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 10,452
Initial Cost to the Company [Abstract]
Land	1,617
Buildings and Improvements	11,783
Furniture, Fixtures and Equipment	486
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,617
Buildings and Improvements	11,783
Furniture, Fixtures and Equipment	486
Total	13,886
Accumulated Depreciation	(407)
NBV	$ 13,479
Year Constructed	1996
Year Acquired	2013
Triple Net Lease [Member] | Rock Creek [Member] | Hillsboro, OR [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Rock Creek [Member] | Hillsboro, OR [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Fountains at Hidden Lakes [Member] | Salem, OR [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 5,622
Initial Cost to the Company [Abstract]
Land	903
Buildings and Improvements	6,568
Furniture, Fixtures and Equipment	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	903
Buildings and Improvements	6,568
Furniture, Fixtures and Equipment	0
Total	7,471
Accumulated Depreciation	(187)
NBV	$ 7,284
Year Constructed	1990
Year Acquired	2013
Triple Net Lease [Member] | Fountains at Hidden Lakes [Member] | Salem, OR [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Fountains at Hidden Lakes [Member] | Salem, OR [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Hidden Lakes [Member] | Salem, OR [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 14,241
Initial Cost to the Company [Abstract]
Land	1,389
Buildings and Improvements	16,639
Furniture, Fixtures and Equipment	893
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,389
Buildings and Improvements	16,639
Furniture, Fixtures and Equipment	893
Total	18,921
Accumulated Depreciation	(618)
NBV	$ 18,303
Year Constructed	1990
Year Acquired	2013
Triple Net Lease [Member] | Hidden Lakes [Member] | Salem, OR [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Hidden Lakes [Member] | Salem, OR [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Walnut Woods [Member] | Boyertown, PA [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 14,196
Initial Cost to the Company [Abstract]
Land	308
Buildings and Improvements	18,058
Furniture, Fixtures and Equipment	496
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	308
Buildings and Improvements	18,058
Furniture, Fixtures and Equipment	496
Total	18,862
Accumulated Depreciation	(567)
NBV	$ 18,295
Year Constructed	1997
Year Acquired	2013
Triple Net Lease [Member] | Walnut Woods [Member] | Boyertown, PA [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Walnut Woods [Member] | Boyertown, PA [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Manor at Oakridge [Member] | Harrisburg, PA [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 19,670
Initial Cost to the Company [Abstract]
Land	992
Buildings and Improvements	24,379
Furniture, Fixtures and Equipment	764
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	992
Buildings and Improvements	24,379
Furniture, Fixtures and Equipment	764
Total	26,135
Accumulated Depreciation	(788)
NBV	$ 25,347
Year Constructed	2000
Year Acquired	2013
Triple Net Lease [Member] | Manor at Oakridge [Member] | Harrisburg, PA [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Manor at Oakridge [Member] | Harrisburg, PA [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Essex House [Member] | Lemoyne, PA [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 20,622
Initial Cost to the Company [Abstract]
Land	936
Buildings and Improvements	25,585
Furniture, Fixtures and Equipment	669
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	936
Buildings and Improvements	25,585
Furniture, Fixtures and Equipment	669
Total	27,190
Accumulated Depreciation	(800)
NBV	$ 26,390
Year Constructed	2002
Year Acquired	2013
Triple Net Lease [Member] | Essex House [Member] | Lemoyne, PA [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Essex House [Member] | Lemoyne, PA [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Uffelman Estates [Member] | Clarksville, TN [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 8,614
Initial Cost to the Company [Abstract]
Land	625
Buildings and Improvements	10,521
Furniture, Fixtures and Equipment	298
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	625
Buildings and Improvements	10,521
Furniture, Fixtures and Equipment	298
Total	11,444
Accumulated Depreciation	(335)
NBV	$ 11,109
Year Constructed	1993
Year Acquired	2013
Triple Net Lease [Member] | Uffelman Estates [Member] | Clarksville, TN [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Uffelman Estates [Member] | Clarksville, TN [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Arlington Plaza [Member] | Arlington, TX [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 7,987
Initial Cost to the Company [Abstract]
Land	319
Buildings and Improvements	9,821
Furniture, Fixtures and Equipment	391
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	319
Buildings and Improvements	9,821
Furniture, Fixtures and Equipment	391
Total	10,531
Accumulated Depreciation	(342)
NBV	$ 10,189
Year Constructed	1987
Year Acquired	2013
Triple Net Lease [Member] | Arlington Plaza [Member] | Arlington, TX [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Arlington Plaza [Member] | Arlington, TX [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Parkwood Healthcare [Member] | Bedford, TX [Member] | CCRC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 15,159
Initial Cost to the Company [Abstract]
Land	2,746
Buildings and Improvements	15,463
Furniture, Fixtures and Equipment	755
Gross Amount Carried at Close of Period [Abstract]
Land	2,746
Buildings and Improvements	15,463
Furniture, Fixtures and Equipment	755
Total	18,964
Accumulated Depreciation	(278)
NBV	$ 18,686
Year Constructed	1986
Year Renovated	2008
Year Acquired	2014
Triple Net Lease [Member] | Parkwood Healthcare [Member] | Bedford, TX [Member] | CCRC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Parkwood Healthcare [Member] | Bedford, TX [Member] | CCRC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Parkwood Retirement [Member] | Bedford, TX [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 11,809
Initial Cost to the Company [Abstract]
Land	2,829
Buildings and Improvements	11,639
Furniture, Fixtures and Equipment	306
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	2,829
Buildings and Improvements	11,639
Furniture, Fixtures and Equipment	306
Total	14,774
Accumulated Depreciation	(186)
NBV	$ 14,588
Year Constructed	1986
Year Renovated	2007
Year Acquired	2014
Triple Net Lease [Member] | Parkwood Retirement [Member] | Bedford, TX [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Parkwood Retirement [Member] | Bedford, TX [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Autumn Leaves [Member] | Dallas, TX [Member] | CCRC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 18,926
Initial Cost to the Company [Abstract]
Land	3,851
Buildings and Improvements	18,729
Furniture, Fixtures and Equipment	1,097
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	3,851
Buildings and Improvements	18,729
Furniture, Fixtures and Equipment	1,097
Total	23,677
Accumulated Depreciation	(352)
NBV	$ 23,325
Year Constructed	1971
Year Renovated	2012
Year Acquired	2014
Triple Net Lease [Member] | Autumn Leaves [Member] | Dallas, TX [Member] | CCRC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Autumn Leaves [Member] | Dallas, TX [Member] | CCRC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Monticello West [Member] | Dallas, TX [Member] | AL/MC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 20,617
Initial Cost to the Company [Abstract]
Land	3,344
Buildings and Improvements	21,226
Furniture, Fixtures and Equipment	1,225
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	3,344
Buildings and Improvements	21,226
Furniture, Fixtures and Equipment	1,225
Total	25,795
Accumulated Depreciation	(391)
NBV	$ 25,404
Year Constructed	1980
Year Renovated	2013
Year Acquired	2014
Triple Net Lease [Member] | Monticello West [Member] | Dallas, TX [Member] | AL/MC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Monticello West [Member] | Dallas, TX [Member] | AL/MC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Signature Pointe [Member] | Dallas, TX [Member] | CCRC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 28,982
Initial Cost to the Company [Abstract]
Land	5,192
Buildings and Improvements	29,486
Furniture, Fixtures and Equipment	1,579
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	5,192
Buildings and Improvements	29,486
Furniture, Fixtures and Equipment	1,579
Total	36,257
Accumulated Depreciation	(535)
NBV	$ 35,722
Year Constructed	1998
Year Renovated	2013
Year Acquired	2014
Triple Net Lease [Member] | Signature Pointe [Member] | Dallas, TX [Member] | CCRC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Signature Pointe [Member] | Dallas, TX [Member] | CCRC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | The Bentley [Member] | Dallas, TX [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 11,401
Initial Cost to the Company [Abstract]
Land	2,351
Buildings and Improvements	12,271
Furniture, Fixtures and Equipment	526
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	2,351
Buildings and Improvements	12,271
Furniture, Fixtures and Equipment	526
Total	15,148
Accumulated Depreciation	(429)
NBV	$ 14,719
Year Constructed	1996
Year Acquired	2013
Triple Net Lease [Member] | The Bentley [Member] | Dallas, TX [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | The Bentley [Member] | Dallas, TX [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Walnut Place [Member] | Dallas, TX [Member] | CCRC [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 19,507
Initial Cost to the Company [Abstract]
Land	5,241
Buildings and Improvements	18,255
Furniture, Fixtures and Equipment	907
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	5,241
Buildings and Improvements	18,255
Furniture, Fixtures and Equipment	907
Total	24,403
Accumulated Depreciation	(324)
NBV	$ 24,079
Year Constructed	1980
Year Renovated	2012
Year Acquired	2014
Triple Net Lease [Member] | Walnut Place [Member] | Dallas, TX [Member] | CCRC [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Walnut Place [Member] | Dallas, TX [Member] | CCRC [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Whiterock Court [Member] | Dallas, TX [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 11,657
Initial Cost to the Company [Abstract]
Land	2,837
Buildings and Improvements	12,205
Furniture, Fixtures and Equipment	446
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	2,837
Buildings and Improvements	12,205
Furniture, Fixtures and Equipment	446
Total	15,488
Accumulated Depreciation	(416)
NBV	$ 15,072
Year Constructed	2001
Year Acquired	2013
Triple Net Lease [Member] | Whiterock Court [Member] | Dallas, TX [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Whiterock Court [Member] | Dallas, TX [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Dogwood Estates [Member] | Denton, TX [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 15,235
Initial Cost to the Company [Abstract]
Land	1,002
Buildings and Improvements	18,525
Furniture, Fixtures and Equipment	714
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,002
Buildings and Improvements	18,525
Furniture, Fixtures and Equipment	714
Total	20,241
Accumulated Depreciation	(636)
NBV	$ 19,605
Year Constructed	2005
Year Acquired	2013
Triple Net Lease [Member] | Dogwood Estates [Member] | Denton, TX [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Dogwood Estates [Member] | Denton, TX [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Pinewood Hills [Member] | Flower Mound, TX [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 15,301
Initial Cost to the Company [Abstract]
Land	2,073
Buildings and Improvements	17,552
Furniture, Fixtures and Equipment	704
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	2,073
Buildings and Improvements	17,552
Furniture, Fixtures and Equipment	704
Total	20,329
Accumulated Depreciation	(609)
NBV	$ 19,720
Year Constructed	2007
Year Acquired	2013
Triple Net Lease [Member] | Pinewood Hills [Member] | Flower Mound, TX [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Pinewood Hills [Member] | Flower Mound, TX [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Ventura Place [Member] | Lubbock, TX [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 15,168
Initial Cost to the Company [Abstract]
Land	1,018
Buildings and Improvements	18,034
Furniture, Fixtures and Equipment	946
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,018
Buildings and Improvements	18,034
Furniture, Fixtures and Equipment	946
Total	19,998
Accumulated Depreciation	(677)
NBV	$ 19,321
Year Constructed	1997
Year Acquired	2013
Triple Net Lease [Member] | Ventura Place [Member] | Lubbock, TX [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Ventura Place [Member] | Lubbock, TX [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | The El Dorado [Member] | Richardson, TX [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 10,805
Initial Cost to the Company [Abstract]
Land	1,316
Buildings and Improvements	12,220
Furniture, Fixtures and Equipment	710
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,316
Buildings and Improvements	12,220
Furniture, Fixtures and Equipment	710
Total	14,246
Accumulated Depreciation	(470)
NBV	$ 13,776
Year Constructed	1996
Year Acquired	2013
Triple Net Lease [Member] | The El Dorado [Member] | Richardson, TX [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | The El Dorado [Member] | Richardson, TX [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Madison Estates [Member] | San Antonio, TX [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 12,529
Initial Cost to the Company [Abstract]
Land	1,528
Buildings and Improvements	14,850
Furniture, Fixtures and Equipment	268
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,528
Buildings and Improvements	14,850
Furniture, Fixtures and Equipment	268
Total	16,646
Accumulated Depreciation	(437)
NBV	$ 16,209
Year Constructed	1984
Year Acquired	2013
Triple Net Lease [Member] | Madison Estates [Member] | San Antonio, TX [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Madison Estates [Member] | San Antonio, TX [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Pioneer Valley Lodge [Member] | North Logan, UT [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 14,949
Initial Cost to the Company [Abstract]
Land	1,049
Buildings and Improvements	17,920
Furniture, Fixtures and Equipment	740
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	1,049
Buildings and Improvements	17,920
Furniture, Fixtures and Equipment	740
Total	19,709
Accumulated Depreciation	(632)
NBV	$ 19,077
Year Constructed	2001
Year Acquired	2013
Triple Net Lease [Member] | Pioneer Valley Lodge [Member] | North Logan, UT [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Pioneer Valley Lodge [Member] | North Logan, UT [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Colonial Harbor [Member] | Yorktown, VA [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 17,007
Initial Cost to the Company [Abstract]
Land	2,211
Buildings and Improvements	19,523
Furniture, Fixtures and Equipment	689
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	2,211
Buildings and Improvements	19,523
Furniture, Fixtures and Equipment	689
Total	22,423
Accumulated Depreciation	(653)
NBV	$ 21,770
Year Constructed	2005
Year Acquired	2013
Triple Net Lease [Member] | Colonial Harbor [Member] | Yorktown, VA [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Colonial Harbor [Member] | Yorktown, VA [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years
Triple Net Lease [Member] | Oakwood Hills [Member] | Eau Claire, WI [Member] | IL [Member]
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances	$ 15,078
Initial Cost to the Company [Abstract]
Land	516
Buildings and Improvements	18,872
Furniture, Fixtures and Equipment	645
Costs Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period [Abstract]
Land	516
Buildings and Improvements	18,872
Furniture, Fixtures and Equipment	645
Total	20,033
Accumulated Depreciation	(631)
NBV	$ 19,402
Year Constructed	2003
Year Acquired	2013
Triple Net Lease [Member] | Oakwood Hills [Member] | Eau Claire, WI [Member] | IL [Member] | Minimum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	3 years
Triple Net Lease [Member] | Oakwood Hills [Member] | Eau Claire, WI [Member] | IL [Member] | Maximum [Member]
Gross Amount Carried at Close of Period [Abstract]
Life on Which Depreciation in Income Statement is Computed	40 years

[1]	For United States federal income tax purposes, the initial aggregate cost basis, including furniture, fixtures, and equipment, for New Senior's senior housing real estate assets at December 31, 2014 was approximately $1.66 billion.
[2]	The rollforward of the gross real estate investment for the period ended December 31, 2012 excludes any activity in the predecessor period as such balances are on a different basis of accounting. The balance at the beginning of period for period ended December 31, 2012 reflects the Company's initial investment in senior housing properties.